Rule 497(e)
                                                           File Nos.: 333-220075
                                                                      811-8061

                       SUPPLEMENT DATED DECEMBER 12, 2001
                      TO THE PROSPECTUS DATED JULY 1, 2001

                        DIAMOND HILL FUNDS (THE "TRUST")
                     THE BANC STOCK GROUP FUND (THE "FUND")

1. On December 6, 2001, at a special meeting ("Special Meeting") of the Trustees of the Trust, they unanimously approved a change in the name of the Fund to the "Diamond Hill Bank & Financial Fund." Accordingly, the name "Diamond Hill Bank & Financial Fund" should be substituted for the name "The Banc Stock Group Fund" throughout the accompanying Prospectus.

2. The investment adviser to the Fund, Diamond Hill Securities, Inc. (the "Adviser"), has appointed Christopher Bingaman as the sole portfolio manager of the Fund to serve as the person primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Bingaman replaces a committee of the Adviser. Accordingly, the following language replaces the last sentence of the first paragraph under the caption "OPERATION OF THE FUND" on page 14 of the Prospectus:

          Christopher Bingaman has served since December 6, 2001, as the portfolio manager primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Bingaman has a Bachelor of Arts degree in Finance (Cum Laude) from Hillsdale College and a Masters degree in Business Administration from the University of Notre Dame. Mr. Bingaman has been an Investment Analyst with the Adviser since March 2001 and the co-portfolio manager of the Trust's Diamond Hill Large Cap Fund since its inception in July, 2001. From 1998 to March 2001, Mr. Bingaman was a Senior Equity Analyst for Villanova Capital/Nationwide Insurance. In 1997, Mr. Bingaman was an Equity Analyst for Dillon Capital Management.

3. At the Special Meeting, the Trustees of the Trust unanimously appointed Crowe Chizek and Company LLP to serve as the auditors of the Trust for the fiscal period ending December 31, 2001. Accordingly, page 14 of the Prospectus should include the following identifying information after the word "Auditors":

                             Crowe Chizek and Company LLP
                             One Columbus
                             10 West Broad Street
                             Columbus, Ohio 43215

4. At the Special Meeting, the Trustees of the Trust unanimously appointed Baker & Hostetler LLP as legal counsel of the Trust. Accordingly, page 14 of the Prospectus should include the following identifying information after the words "Legal Counsel":

                             Baker & Hostetler LLP
                             Capitol Square
                             65 East State Street, Suite 2100
                             Columbus, Ohio 43215


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                           Rule 497(e)
                                                           File Nos.: 333-220075
                                                                      811-8061

                       SUPPLEMENT DATED DECEMBER 12, 2001
                      TO THE PROSPECTUS DATED JULY 1, 2001

                        DIAMOND HILL FUNDS (THE "TRUST")
                             DIAMOND HILL FOCUS FUND
                           DIAMOND HILL SMALL CAP FUND
                           DIAMOND HILL LARGE CAP FUND
                                  (THE "FUNDS")


1. On December 6, 2001, at a Special Meeting ("Special Meeting") of the Trustees of the Trust, they unanimously appointed Crowe Chizek and Company LLP to serve as the auditors of the Trust for the fiscal period ending December 31, 2001. Accordingly, page 19 of the Prospectus should include the following identifying information after the word "Auditors":

                             Crowe Chizek and Company LLP
                             One Columbus
                             10 West Broad Street
                             Columbus, Ohio 43215

2. At the Special Meeting, the Trustees of the Trust unanimously appointed Baker & Hostetler LLP as legal counsel of the Trust. Accordingly, page 19 of the Prospectus should include the following identifying information after the words "Legal Counsel":

                             Baker & Hostetler LLP
                             Capitol Square
                             65 East State Street, Suite 2100
                             Columbus, Ohio 43215


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                           Rule 497(e)
                                                           File Nos.: 333-220075
                                                                      811-8061


                       DIAMOND HILL BANK & FINANCIAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 1, 2001
                        as Supplemented December 12, 2001

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Diamond Hill Bank & Financial Fund (formerly known as The Banc Stock Group Fund) dated July 1, 2001 as supplemented December 12, 2001. This SAI incorporates by reference the Trust's Annual Report to Shareholders for the fiscal year ended February 28, 2001 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the Transfer Agent at 6000 Memorial Drive, Dublin, Ohio 43017, or by calling 1-888-BANK-595.

                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----


DESCRIPTION OF THE TRUST.....................................................  2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS........  3

INVESTMENT LIMITATIONS.......................................................  4

SHARES OF THE FUND...........................................................  6

THE INVESTMENT ADVISER.......................................................  7

TRUSTEES AND OFFICERS........................................................  8

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................  9

DISTRIBUTION PLANS .......................................................... 11

DETERMINATION OF SHARE PRICE................................................. 12

TAXES ....................................................................... 13

INVESTMENT PERFORMANCE....................................................... 13

CUSTODIAN.................................................................... 14

TRANSFER AGENT............................................................... 14

ACCOUNTANTS.................................................................. 15

DISTRIBUTOR.................................................................. 15

PRINCIPAL HOLDERS OF OUTSTANDING SHARES...................................... 16

FINANCIAL STATEMENTS......................................................... 16

DESCRIPTION OF THE TRUST

     Diamond Hill Bank & Financial Fund (the "Fund"), formerly known as The Banc Stock Group Fund, was organized as a series of Diamond Hill Funds (the "Trust"), formerly known as The BSG Funds. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the "Shares"). The Fund is one of four funds currently authorized by the Trustees. There are currently two classes of Shares:
Class A and Class C.

     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of
Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     The differing sales charges and other expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

     Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.

     As of June 26, 2001, the officers and trustees as a group beneficially owned 1.25% of the Fund.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

     A. SHORT SALES. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

     In connection with its short sales, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

     B. OPTION TRANSACTIONS. The Fund may engage in option transactions involving individual securities and market indexes. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security in the case of a call option. The Fund will sell (write) put options only if the Fund is selling an equivalent amount of the same security short. When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian.

     The purchase and writing of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline.

     When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

     C. ILLIQUID SECURITIES. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

     D. EQUITY SECURITIES. The Fund may invest in common stock, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Adviser intends to invest only in convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"). The Fund may hold warrants and rights issued in conjunction with common stock, but in general will sell any such warrants or rights as soon as practicable after they are received. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

INVESTMENT LIMITATIONS

     FUNDAMENTAL. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. SENIOR SECURITIES. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL ESTATE. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION. The Fund will not invest 25% or more of its total assets in any particular industry other than the banking and financial institutions industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     NON-FUNDAMENTAL. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

     1. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. BORROWING. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. OPTIONS. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     5. LOANS. The Fund will not loan its portfolio securities.

     6. REVERSE REPURCHASE AGREEMENTS. The Fund will not enter into reverse repurchase agreements.

SHARES OF THE FUND

     Two classes of Shares, Class A shares and Class C shares, are authorized for the Fund. Both classes of shares represent an interest in the same portfolio of investments of the Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of both classes is expected to differ from time to time.

     A contingent deferred sales charge ("CDSC"), based on the lower of the shares' cost and current net asset value, of 2% will be charged if the shares are redeemed within one year of the purchase date or 1% if redeemed after one year but before two years of the purchase date.

     The CDSC imposed on Class C shares will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.

     Trustees, directors, officers and employees of the Trust, the Adviser, service providers of the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase and redeem shares of the Fund without paying a sales charge. Broker-dealers with selling agreements with the Distributor and employee benefit plans established by same, may purchase and redeem shares of the Fund without paying a sales charge. In addition, shares of the Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement with the Distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus. Under certain circumstances, shareholders of the Adviser's parent company, Banc Stock Group, Inc., may purchase shares of the Fund during certain promotional periods without paying a sales charge. The Trustees have determined that the Fund incurs no appreciable distribution expenses in connection with sales to these investors and that it is therefore appropriate to waive sales changes for these investors.

THE INVESTMENT ADVISER

     Effective November 30, 2000, the Fund's investment adviser is Diamond Hill Securities, Inc., 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 (the "Adviser"). The Adviser is a wholly owned subsidiary of The Banc Stock Group, Inc. and also serves as the Fund's distributor. Prior to November 30, 2000, Diamond Hill Capital Management, Inc., 1105 Schrock Road, Suite 437, Columbus, Ohio 43229, an affiliate of the Adviser, served as the Fund's investment adviser.

     Under the terms of the management agreement with the Adviser (the "Management Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

     For the fiscal years ended February 28, 1999 and February 29, 2000, the Fund paid investment management fees to Diamond Hill Capital Management, Inc. of $435,072, and $277,238, respectively. For the fiscal year ended February 28, 2001, the Fund paid investment management fees of $92,221 to Diamond Hill Capital Management and $39,074 to the Adviser.

     The Adviser retains the right to use the names "BSG" and "Banc Stock Group" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the names "BSG" and "Banc Stock Group" automatically ceases ninety days after termination of the Management Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     Under the terms of an administration agreement with the Adviser (the "Administration Agreement"), the Adviser renders all administrative and supervisory services to the Fund. The Adviser oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations.

     Under the Administration Agreement, the Adviser assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary or non-recurring expenses. The Fund also pays expenses which it is authorized to pay pursuant to Rule 12b-1 under the Act.

     Pursuant to the Administration Agreement, the Adviser receives a fee which is paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.

TRUSTEES AND OFFICERS

        The names of the Trustees and executive officers of the Trust are shown below. Each Trustee or officer who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

=============================== ===================== ================================================
         NAME, AGE                    POSITION                      PRINCIPAL OCCUPATIONS
         AND ADDRESS                                                 DURING PAST 5 YEARS
------------------------------- --------------------- ------------------------------------------------
Roderick H. Dillon, Jr. *       President and         President, Chief Executive Officer and Chief
Year of Birth: 1956             Trustee               Investment Officer of The Banc Stock Group,
1105 Schrock Road, Suite 437                          Inc., Columbus, Ohio, since April 2000; Vice
Columbus, Ohio  43229                                 President with Loomis, Sayles & Company, a
                                                      financial services company, from October 1997
                                                      to April 2000; President and Chief Investment
                                                      Officer of Dillon Capital Management, an
                                                      investment advisory firm, from July 1993 to
                                                      October 1997.
------------------------------- --------------------- ------------------------------------------------
James Laird *                   Treasurer,            President of Diamond Hill Securities,
Year of Birth: 1957             Secretary and Chief   Columbus, Ohio, since July 2001; Vice
1105 Schrock Road, Suite 437    Financial Officer     President-Corporate Strategy with Nationwide
Columbus, Ohio  43229                                 Insurance from January 2001 to July 2001;
                                                      Senior Vice President-Product Development with
                                                      Villanova Capital from February 1999 through
                                                      December 2000; Vice President and General
                                                      Manager with Nationwide Advisory Services from
                                                      January 1995 through February 1999 and
                                                      Treasurer with Nationwide Mutual Funds from
                                                      January 1995 through December 2000.
------------------------------- --------------------- ------------------------------------------------
John M. Bobb                    Trustee               Director of Headwaters Group, 8200 Clouse
Year of Birth: 1941                                   Road, New Albany, Ohio, a fine arts consulting
8200 Clouse Road                                      agency, 1994 to present.
New Albany, Ohio  43054
------------------------------- --------------------- ------------------------------------------------
George A. Skestos               Trustee               President of Homewood Corporation, 750
Year of Birth: 1968                                   Northlawn Drive, Columbus, Ohio  43214, a real
750 Northlawn Drive                                   estate development firm, since September 1999;
Columbus, Ohio  43214                                 Director of the Midland Life Insurance Company
                                                      since April 1998; Officer of Huntington
                                                      Capital Corp. from April 1994 to September
                                                      1997.
------------------------------- --------------------- ------------------------------------------------
William P. Zox  *               Trustee               Investment Analyst with Diamond Hill Capital
Year of Birth: 1967                                   Management, Inc., since January 2001; Partner
1105 Schrock Road, Suite 437                          with Schottenstein, Zox and Dunn Co. LPA, 41
Columbus, Ohio  43229                                 S. High St., Columbus, Ohio  43215, a law
                                                      firm, from January 2000 to December 2000;
                                                      Associate with Schottenstein, Zox and Dunn Co.
                                                      LPA from July 1993 to January 2000.
------------------------------- --------------------- ------------------------------------------------
Archie M. Griffin               Trustee               Associate Director of Athletics at The Ohio
Year of Birth: 1954                                   State University since 1994; Director of
410 Woody Hayes Drive                                 Abercrombie & Fitch, Motorists Insurance and
Columbus, OH  43210                                   Ohio Auto Club.
=============================== ===================== ================================================

     Trustee fees are Trust expenses. The compensation paid to the Trustees for the year ended February 28, 2001 is set forth in the following table:

              =========================== ========================
                                             TOTAL COMPENSATION
                                          FROM TRUST (THE TRUST IS
                        NAME               NOT IN A FUND COMPLEX)
              --------------------------- ------------------------
              Roderick H. Dillon, Jr.                 0
              --------------------------- ------------------------
              Lisa R. Hunter*                         0
              --------------------------- ------------------------
              John M. Bobb                         $3,750
              --------------------------- ------------------------
              George A. Skestos                    $1,250
              --------------------------- ------------------------
              William P. Zox                       $1,000
              --------------------------- ------------------------
              Virginia H. Rader*                   $2,500
              --------------------------- ------------------------
              Gary A. Radville*                    $2,500
              =========================== ========================

* Ms.  Hunter,  Ms.  Rader and Mr.  Radville no longer  serve as Trustees of the
Trust.

     The Trust, the Adviser and its affiliates have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

     While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

     The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that the Adviser, in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Mesirow Financial, Inc.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Under the Investment Company Act of 1940, persons affiliated with the Adviser may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, the Adviser will not serve as the Fund's dealer in connection with over-the-counter transactions. However, the Adviser may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Mesirow Financial, Inc.

     The Fund will not effect any brokerage transactions in its portfolio securities with the Adviser if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates, or any affiliates of affiliates, of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to the Adviser, it is the policy of the Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and
(b) at least as favorable to the Fund as commissions contemporaneously charged by the Adviser on comparable transactions for its most favored unaffiliated customers, except for customers of the Adviser considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by the Adviser to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

     The Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by the Adviser from brokerage commissions generated from portfolio transactions of the Fund.

     While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. The Adviser will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Fund) may also be blocked with those of the Adviser or any of its affiliates. The Adviser and its affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Fund) are filled.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for the Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. In addition, the Adviser (not the Fund), in its capacity as distributor for the Fund, may compensate brokers and other intermediaries for directing assets to or retaining assets in the Fund. The Adviser is a registered broker-dealer and it is anticipated that it will receive brokerage commissions from the Fund. The Adviser is wholly owned by Banc Stock Group, Inc., a corporation which invests in financial services companies.

     For the fiscal years ended February 28, 1999, February 29, 2000, and February 28, 2001, the Fund paid total brokerage commissions of $204,588, $144,454, and $75,353, respectively. For the fiscal year ended February 28, 1999, the Adviser was paid $204,558 for effecting 100% of the Fund's brokerage transactions. For the fiscal year ended February 29, 2000, the Adviser was paid $144,454 in commissions for effecting 100% of the Fund's brokerage transactions. For the fiscal year ended February 28, 2001, the Adviser was paid $75,179 in commissions for effecting 99% of the Fund's brokerage transactions.

DISTRIBUTION PLANS

     Effective March 1, 1999, each class has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay for certain distribution and promotion expenses related to marketing its shares. Pursuant to the Plans, the Fund will pay the Adviser a fee for the Adviser's services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares. In addition, the Fund will pay the Adviser a service fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. Payments received by the Adviser pursuant to either Plan may be greater or less than distribution expenses incurred by the Adviser with respect to the applicable class and are in addition to fees paid by the Fund pursuant to the Management Agreement.

     Under the Plans, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Shares, or that hold
Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this
Plan) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients other than existing Fund shareholders;
(d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plans. The Fund does not participate in any joint distribution activities with other mutual funds.

     The Trustees expect that the Plans will significantly enhance the Fund's ability to expand distribution. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

     The Plans have been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees. Roderick H. Dillon, Jr., a Trustee and officer of the Trust, William P. Zox, a Trustee of the Trust, and James Laird, an officer of the Trust, may benefit indirectly from payments received by the Adviser under the Plans because of their relationships with the Adviser and its affiliates.

     The table below states the amounts paid under the Fund's distribution plans for the year ended February 28, 2001.

                   DISTRIBUTION PLAN EXPENSES PAID BY THE FUND

Type of Expense                                   Amount Paid
--------------------------------------------------------------------------------
                                                  Class A Shares  Class C Shares

Advertising                                       $0              $0
Printing and Mailing of Prospectuses              $0              $0
Compensation to Underwriters                      $0              $0
Compensation to Broker-Dealers                    $22,911         $584
Compensation to Sales Personnel                   $0              $0
Interest, Carrying, or Other Financial Charges    $0              $0
Total                                             $22,911         $584

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

TAXES

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment.

     "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)^n=ERV

Where:    P = a hypothetical $1,000 initial investment
          T = average annual total return
          n = number of years
          ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns for Class A shares of the Fund for the fiscal year ended February 28, 2001 and for the period from August 1, 1997 (inception) to February 28, 2001 were 26.06% and 6.79%, respectively. The average annual total return for Class C shares of the Fund for the fiscal year ended February 28, 2001 and for the period from June 3, 1999 (commencement of operations) to February 28, 2001 was 25.48% and 2.86%, respectively.

     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. The total return of Class A shares of the Fund as calculated in this manner for the period from August 1, 1997 (inception) to February 28, 2001 was 26.54%. The total return of Class C shares of the Fund as calculated in this manner for the period from June 3, 1999 (commencement of operations) to

February 28, 2001 was 5.04%. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the commencement of operations of each class of shares of the Fund) as of the end of a specified period. These values, for Class A shares and Class C shares of the Fund for the period ended February 28, 2001, were $12,654 and $10,504, respectively. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to the NASDAQ Combined Bank Index (the "Bank Index"), and the performance of the Bank Index as well as the Fund may be compared to other well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average. With respect to the Bank Index, shareholders should be aware that the Fund invests in banks and other securities that are not included in the Bank Index. The performance of the Bank Index should not be considered indicative of future performance of the Fund.

     From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

     Effective March 1, 1999, Mutual Funds Service Co. (MFSCo.), 6000 Memorial Drive, Dublin, Ohio 43017 acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. MFSCo. also acts as the Fund's administrator and, in such capacity, manages the Fund's business affairs. In addition, MFSCo., in its capacity as fund accountant, provides the Fund with certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MFSCo. receives an annual fee from the Adviser equal to 0.05% of the Fund's assets up to $100 million (subject to a minimum annual fee of $20,000, which increases as additional classes are added). Prior to March 1, 1999, American Data Services, Inc. ("ADS"), P.O. Box 5536, Hauppauge, New York 11788-0132 served as fund accountant and administrator. For the period from August 1, 1997 (commencement of operations) through February 28, 1999, ADS received $54,881 from the Adviser (not the Fund) for its services to the Fund. For the fiscal years ended February 29, 2000 and February 28, 2001, MFSCo. received $94,556 and $76,407 from the Adviser (not the Fund) for its services to the Fund.

ACCOUNTANTS

     The firm of Crowe Chizek and Company LLP, One Columbus, 10 West Broad Street, Columbus, Ohio 43215, has been selected as independent public accountants for the Trust for the fiscal period ending December 31, 2001. Crowe Chizek and Company LLP performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested. The Fund's financial statements incorporated by reference herein were audited by McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145.

DISTRIBUTOR

     Diamond Hill Securities, Inc., 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 (the "Adviser"), which also serves as the Fund's investment adviser, is the exclusive agent for distribution of shares of the Fund. The Adviser is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The total amount of underwriting commissions paid by the Fund with respect to Class A shares for the fiscal years ended February 28,
1999,  February 29, 2000,  and February 28, 2001,  were  $52,455,  $20,422,  and
$8,532, respectively, of which the Adviser, in its capacity as distributor for the Fund, retained $17,762, $1,545, and $2,013 in total underwriting commissions for the respective periods. The total amount of underwriting commissions paid by the Fund with respect to Class C shares for the period from June 3, 1999 (commencement of operations) through February 29, 2000 and for the fiscal year ended February 28, 2001 were $845 and $0, respectively, of which the Adviser, in its capacity as distributor for the Fund, retained $0 and $0 in total underwriting commissions for the respective periods.

     Diamond Hill Securities, Inc., the principal underwriter and investment adviser of the Fund, received the following commissions and other brokerage compensation from the Fund during the fiscal year ended February 29, 2001:

-------------------------------------------------------------------------------------------------
                        Net Underwriting      Compensation on
  Name of Principal       Discounts and       Redemptions and         Brokerage          Other
     Underwriter           Commissions          Repurchases          Commissions     Compensation
-------------------------------------------------------------------------------------------------
                      Class A shares        Class A shares
                      ------------------------------------
Diamond Hill
  Securities, Inc.        $2,013               $20,645                 $75,179           $-

                      Class C shares        Class C shares
                      ------------------------------------
                            $0                    $0

PRINCIPAL HOLDERS OF OUTSTANDING SHARES

        As of June 28, 2001, the following persons owned 5% or more of a class of the Fund's outstanding shares:

--------------------------------------------------------------------------------
FUND CLASS       NAME AND ADDRESS OF OWNER               PERCENTAGE OF OWNERSHIP
--------------------------------------------------------------------------------

Class C          McDonald Investments Inc. (FBO)*        30.90%
                 87987436
                 4900 Tiedeman Road
                 Brooklyn, OH  44144

Class C          Charles W. Kurvin                       14.21%
                 85640 Tumacacori
                 Sarasota, FL  34233

Class C          NFSC FEBO #01A-150665                   10.42%
                 575 W. College Ave.
                 Suite 101
                 Santa Rosa, CA  95401

Class C          McDonald Investments Inc. (FBO)          9.27%
                 85901623
                 800 Superior Avenue, Suite 2100
                 Cleveland, OH  44114

Class C          Raymond James & Assoc. Inc.              8.27%
                 FBO Freed Jerrold
                 BIN #60150671
                 880 Carillon Pkwy.
                 St. Petersburg, FL  33716

Class C          NFSC FEBO # 0BX-029386                   6.87%
                 82 Devonshire
                 Mail Zone L 17C
                 Boston, MA  02109

Class C          McDonald Investments Inc. (FBO)          5.29%
                 15825802
                 800 Superior Avenue, Suite 2100
                 Cleveland, OH  44114
--------------------------------------------------------------------------------

* McDonald Investments Inc. is deemed to control the Fund. As the controlling shareholder, McDonald Investments Inc. could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.

     To the knowledge of the Trust, the shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

FINANCIAL STATEMENTS

     The financial statements and independent accountants' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Banc Stock Group Fund's Annual Report to Shareholders for the fiscal year ended February 28, 2001. The Fund will provide the Annual Report without charge at written request or request by telephone.

                                                           Rule 497(e)
                                                           File Nos.: 333-220075
                                                                      811-8061


                             DIAMOND HILL FOCUS FUND

                           DIAMOND HILL SMALL CAP FUND

                           DIAMOND HILL LARGE CAP FUND


                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 1, 2001
                       as Supplemented December 12, 2001

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Diamond Hill Focus Fund, Diamond Hill Small Cap Fund, and the Diamond Hill Large Cap Fund dated July 1, 2001 as supplemented December 12, 2001. A free copy of the Prospectus can be obtained by writing the Transfer Agent at 6000 Memorial Drive, Dublin, Ohio 43017, or by calling 1-888-226-5595.

                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE TRUST.....................................................  2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS........  3

INVESTMENT LIMITATIONS.......................................................  4

SHARES OF THE FUNDS..........................................................  6

THE INVESTMENT ADVISER.......................................................  7

TRUSTEES AND OFFICERS........................................................  8

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................  9

DISTRIBUTION PLANS .......................................................... 11

DETERMINATION OF SHARE PRICE................................................. 12

TAXES ....................................................................... 12

INVESTMENT PERFORMANCE....................................................... 13

CUSTODIAN.................................................................... 14

TRANSFER AGENT............................................................... 14

ACCOUNTANTS.................................................................. 14

DISTRIBUTOR.................................................................. 14

DESCRIPTION OF THE TRUST

     Diamond Hill Focus Fund (a "Fund") was organized as a non-diversified series of Diamond Hill Funds (the "Trust"), formerly known as The BSG Funds, on June 23, 2000. Diamond Hill Small Cap Fund (a "Fund") was organized as a diversified series of the Trust on January 24, 2001. Diamond Hill Large Cap Fund (a "Fund," and together with the Diamond Hill Focus Fund and the Diamond Hill Small Cap Fund, the "Funds") was organized as a diversified series of the Trust on April 11, 2001.The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the "Shares"). The Funds are three of four funds currently authorized by the Trustees. Each Fund currently has two classes of Shares: Class A and Class C.

     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of a Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     The differing sales charges and other expenses applicable to the different classes of a Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

     Upon sixty days prior written notice to shareholders, a Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.

     As of June 26, 2001, the officers and trustees as a group beneficially owned 5.74% and 3.33%, respectively, and the Funds' investment adviser, Diamond Hill Capital Management, Inc., 1105 Schrock Road, Suite 437, Columbus, OH 43229 (the "Adviser"), beneficially owned 4.76% and 0%, respectively, of the outstanding shares of the Diamond Hill Focus Fund and the Diamond Hill Small Cap Fund. As of June 26, 2001, the Adviser's parent company, Diamond Hill Investment Group, Inc. beneficially owned 17.51% of the outstanding shares of the Diamond Hill Small Cap Fund.

     Prior to the public offering of the Diamond Hill Large Cap Fund, Diamond Hill Investment Group, Inc. purchased 100% of the outstanding shares of the Fund and may be deemed to control the Fund. As the controlling shareholder, Diamond Hill Investment Group, Inc. could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that Diamond Hill Investment Group, Inc. will no longer control the Fund.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments a Fund may make and some of the techniques it may use.

     A. EQUITY SECURITIES. Equity securities consist of common stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.

     A Fund may invest in foreign equity securities by purchasing American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund's portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

     At times, a portion of a Fund may be invested in companies with short operating histories ("new issuers") and in initial public offerings ("IPOs"), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent a Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

     B. REPURCHASE AGREEMENTS. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.

     C. LEVERAGING. A Fund may borrow up to five percent of the value of its total assets from banks to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, as amended, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient Fund holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund, which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

INVESTMENT LIMITATIONS

     FUNDAMENTAL. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), I.E., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. BORROWING MONEY. A Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. SENIOR SECURITIES. A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. UNDERWRITING. A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL ESTATE. A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. COMMODITIES. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS. A Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION. A Fund will not invest 25% or more of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

NON-FUNDAMENTAL. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

     1. PLEDGING. A Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. BORROWING. A Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES. A Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. OPTIONS. A Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     5. LOANS. A Fund will not loan its portfolio securities.

     6. REVERSE REPURCHASE AGREEMENTS. A Fund will not enter into reverse repurchase agreements.

SHARES OF THE FUNDS

     Two classes of shares, Class A shares and Class C shares, are authorized for each Fund. Both classes of shares represent an interest in the same portfolio of investments of a Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of both classes is expected to differ from time to time.

     A contingent deferred sales charge ("CDSC"), based on the lower of the shares' cost and current net asset value, of 2% will be charged if the Class C shares are redeemed within one year of the purchase date or 1% if redeemed after one year but before two years of the purchase date.

     The CDSC imposed on Class C shares will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.

     Trustees, directors, officers and employees of the Trust, the Adviser, service providers of the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase and redeem shares of a Fund without paying a sales charge. Broker-dealers with selling agreements with the Distributor and employee benefit plans established by same, may purchase and redeem shares of a Fund without paying a sales charge. In addition, shares of a Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement with the Distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in a Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with a Fund through a processing organization should read materials provided by the processing organization in conjunction with this Statement of Additional Information. Under certain circumstances, shareholders of the Adviser's parent company, Banc Stock Group, Inc., may purchase shares of a Fund during certain promotional periods without paying a sales charge. The Trustees have determined that the Funds incur no appreciable distribution expenses in connection with sales to these investors and that it is therefore appropriate to waive sales charges for these investors.

THE INVESTMENT ADVISER

     Each Fund's investment adviser is Diamond Hill Capital Management, Inc., formerly known as Heartland Advisory Group, Inc., 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 (the "Adviser"). The Adviser is a wholly owned subsidiary of The Banc Stock Group, Inc.

     Under the terms of each Fund's management agreement with the Adviser ( each a "Management Agreement"), the Adviser manages the Fund's investments. As compensation for management services, the Diamond Hill Focus Fund, Diamond Hill Small Cap Fund, and Diamond Hill Large Cap Fund are obligated to pay the Adviser fees computed and accrued daily and paid monthly at an annual rate of 0.90%, 0.80%, and 0.70%, respectively, of the average daily net assets of the Fund.

     For the fiscal year ended February 28, 2001, the Diamond Hill Focus Fund and Diamond Hill Small Cap Fund paid investment management fees of $44,404 and $1,271, respectively, to the Adviser.

     The Adviser retains the right to use the name "Diamond Hill" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Diamond Hill" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. A Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     Under the terms of each Fund's administration agreement with the Adviser (each an "Administration Agreement"), the Adviser renders all administrative and supervisory services to the Fund. The Adviser oversees the maintenance of all books and records with respect to each Fund's securities transactions and each Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations.

     Under each Administration Agreement, the Adviser assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary or non-recurring expenses. The Fund also pays expenses which it is authorized to pay pursuant to Rule 12b-1 under the Act.

     Pursuant to each Administration Agreement, the Adviser receives a fee which is paid monthly at an annual rate of 0.45% of the Fund's average daily net assets.

TRUSTEES AND OFFICERS

     The names of the Trustees and executive officers of the Trust are shown below. Each Trustee or officer who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

=============================== ===================== ================================================
          NAME, AGE                   POSITION                      PRINCIPAL OCCUPATIONS
         AND ADDRESS                                                 DURING PAST 5 YEARS
------------------------------- --------------------- ------------------------------------------------
Roderick H. Dillon, Jr. *       President and         President, Chief Executive Officer and Chief
Year of Birth: 1956             Trustee               Investment Officer of The Banc Stock Group,
1105 Schrock Road, Suite 437                          Inc., Columbus, Ohio, since April 2000; Vice
Columbus, Ohio  43229                                 President with Loomis, Sayles & Company, a
                                                      financial services company, from October 1997
                                                      to April 2000; President and Chief Investment
                                                      Officer of Dillon Capital Management, an
                                                      investment advisory firm, from July 1993 to
                                                      October 1997.
------------------------------- --------------------- ------------------------------------------------
James Laird *                   Treasurer,            President of Diamond Hill Securities,
Year of Birth:  1957            Secretary and Chief   Columbus, Ohio, since July 2001; Vice
1105 Schrock Road, Suite 437    Financial Officer     President-Corporate Strategy with Nationwide
Columbus, Ohio  43229                                 Insurance from January 2001 to July 2001;
                                                      Senior Vice President-Product Development with
                                                      Villanova Capital from February 1999 through
                                                      December 2000; Vice President and General
                                                      Manager with Nationwide Advisory Services from
                                                      January 1995 through February 1999 and
                                                      Treasurer with Nationwide Mutual Funds from
                                                      January 1995 through December 2000.
------------------------------- --------------------- ------------------------------------------------
John M. Bobb                    Trustee               Director of Headwaters Group, 8200 Clouse
Year of Birth: 1941                                   Road, New Albany, Ohio, a fine arts consulting
8200 Clouse Road                                      agency, 1994 to present.
New Albany, Ohio  43054
------------------------------- --------------------- ------------------------------------------------
George A. Skestos               Trustee               President of Homewood Corporation, 750
Year of Birth: 1968                                   Northlawn Drive, Columbus, Ohio  43214, a real
750 Northlawn Drive                                   estate development firm, since September 1999;
Columbus, Ohio  43214                                 Director of the Midland Life Insurance Company
                                                      since April 1998; Officer of Huntington
                                                      Capital Corp. from April 1994 to September
                                                      1997.
------------------------------- --------------------- ------------------------------------------------
William P. Zox                  Trustee               Investment Analyst with Diamond Hill Capital
Year of Birth: 1967                                   Management, Inc., since January 2001; Partner
1105 Schrock Road, Suite 437                          with Schottenstein, Zox and Dunn Co. LPA, 41
Columbus, Ohio  43229                                 S. High St., Columbus, Ohio  43215, a law
                                                      firm, January 2000 to December 2000; Associate
                                                      with Schottenstein, Zox and Dunn Co. LPA from
                                                      July 1993 to January 2000.
------------------------------- --------------------- ------------------------------------------------
Archie M. Griffin               Trustee               Associate Director of Athletics at The Ohio
Year of Birth:  1954                                  State University since 1994; Director of
410 Woody Hayes Drive                                 Abercrombie & Fitch, Motorists Insurance and
Columbus, OH  43210                                   Ohio Auto Club.
=============================== ===================== ================================================

** Diamond Hill Securities, Inc. is the Trust's principal underwriter (the "Distributor"). The Adviser and The Banc Stock Group, Inc. are affiliates of the Distributor.

         Trustee fees are Trust expenses. The compensation paid to the Trustees for the year ended February 28, 2001 is set forth in the following table:

        ================================ ==============================
                                              TOTAL COMPENSATION
                                           FROM TRUST (THE TRUST IS
                     NAME                   NOT IN A FUND COMPLEX)
        -------------------------------- ------------------------------
        Roderick H. Dillon, Jr.                        0
        -------------------------------- ------------------------------
        Lisa R. Hunter*                                0
        -------------------------------- ------------------------------
        John M. Bobb                                $3,750
        -------------------------------- ------------------------------
        George A Skestos                            $1,250
        -------------------------------- ------------------------------
        William P. Zox                              $1,000
        -------------------------------- ------------------------------
        Virginia H. Rader*                          $2,500
        -------------------------------- ------------------------------
        Gary A. Radville*                           $2,500
        ================================ ==============================

* Ms.  Hunter,  Ms.  Rader and Mr.  Radville no longer  serve as Trustees of the
Trust.

     The Trust, the Adviser and its affiliates have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to a Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under each Management Agreement.

     While the Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

     A Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Diamond Hill Securities, Inc. ("DHS"), in its capacity as a registered broker-dealer, will effect a portion of each Fund's securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Mesirow Financial, Inc.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Adviser (such as DHS) may be prohibited from dealing with a Fund as a principal in the purchase and sale of securities. Therefore, DHS will not serve as a Fund's dealer in connection with over-the-counter transactions. However, DHS may serve as a Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Mesirow Financial, Inc.

     A Fund will not effect any brokerage transactions in its portfolio securities with DHS if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. Each Management Agreement provides that affiliates, or any affiliates of affiliates, of the Adviser may receive brokerage commissions in connection with effecting such transactions for a Fund. In determining the commissions to be paid to DHS, it is the policy of each Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be
(a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by DHS on comparable transactions for its most favored unaffiliated customers, except for customers of DHS considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by DHS to the Funds and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

     Each Management Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by DHS from brokerage commissions generated from portfolio transactions of a Fund.

     While the Funds contemplate no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. DHS will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

     When a Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Funds) may also be blocked with those of the Adviser, the Distributor or any of their affiliates. The Adviser, the Distributor and their affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Funds) are filled.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. In addition, the Distributor (not the Funds) may compensate brokers and other intermediaries for directing assets to or retaining assets in a Fund. The Distributor is a registered broker-dealer and it is anticipated that it will receive brokerage commissions from each Fund. Both the Adviser and the Distributor are wholly owned by Banc Stock Group, Inc., a corporation which invests in financial services companies.

DISTRIBUTION PLANS

     Each class of each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits a Fund to pay for certain distribution and promotion activities related to marketing its shares. Pursuant to the Plans, each Fund will pay the Adviser a fee for the Adviser's services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares. In addition, each Fund will pay the Adviser a service fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. Payments received by the Adviser pursuant to either Plan may be greater or less than distribution expenses incurred by the Adviser with respect to the applicable class and are in addition to fees paid by each Fund pursuant to its Management Agreement and Administration Agreement.

     Under the Plans, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Shares, or that hold
Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to a Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients other than existing Fund shareholders;
(d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plans. The Funds do not participate in any joint distribution activities with other mutual funds.

     The Trustees expect that the Plans will significantly enhance each Fund's ability to expand distribution. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

     The Plans have been approved by the Funds' Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees. Roderick H. Dillon, Jr., a Trustee and officer of the Trust, William P. Zox, a Trustee of the Trust, and James Laird, an officer of the Trust may benefit indirectly from payments received by the Adviser under the Plans because of their relationships with the Adviser and its affiliates.

     The tables below state the amounts paid under each Fund's distribution plans for the year ended February 28, 2001.

         DISTRIBUTION PLAN EXPENSES PAID BY THE DIAMOND HILL FOCUS FUND

TYPE OF EXPENSE                                   AMOUNT PAID
--------------------------------------------------------------------------------
                                                  Class A Shares  Class C Shares

Advertising                                       $0              $0
Printing and Mailing of Prospectuses              $0              $0
Compensation to Underwriters                      $0              $0
Compensation to Broker-Dealers                    $11,082         $58
Compensation to Sales Personnel                   $0              $0
Interest, Carrying, or Other Financial Charges    $0              $0
Total                                             $11,082         $58

       DISTRIBUTION PLAN EXPENSES PAID BY THE DIAMOND HILL SMALL CAP FUND

TYPE OF EXPENSE                                   AMOUNT PAID
--------------------------------------------------------------------------------
                                                  Class A Shares  Class C Shares

Advertising                                       $0              $0
Printing and Mailing of Prospectuses              $0              $0
Compensation to Underwriters                      $0              $0
Compensation to Broker-Dealers                    $317            $2
Compensation to Sales Personnel                   $0              $0
Interest, Carrying, or Other Financial Charges    $0              $0
Total                                             $317            $2

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of a Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

TAXES

     Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their respective net investment income and any realized capital gains.

INVESTMENT PERFORMANCE

     Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment.

     "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)^n=ERV

Where:    P = a hypothetical $1,000 initial investment
          T = average annual total return
          n = number of years
          ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the commencement of operations of each class of shares of a Fund) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

     A Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Fund's performance to those of other investment companies or investment vehicles. The risks associated with a Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration.

     From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of a Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. A Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

     In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of a Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of each Fund's investments. The Custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund's request and maintains records in connection with its duties.

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

TRANSFER AGENT

     Mutual Funds Service Co. (MFSCo.), 6000 Memorial Drive, Dublin, Ohio 43017 acts as each Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. MFSCo. also acts as each Fund's administrator and, in such capacity, manages each Fund's business affairs. In addition, MFSCo., in its capacity as fund accountant, provides each Fund with certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MFSCo. receives an annual fee from the Adviser equal to 0.05% of each Fund's assets up to $100 million (subject to a minimum annual fee of $15,000, which increases as additional classes are added).

ACCOUNTANTS

     The firm of Crowe Chizek and Company LLP, One Columbus, 10 West Broad Street, Columbus, Ohio 43215, has been selected as independent public accountants for the Trust for the fiscal period ending December 31, 2001. Crowe Chizek and Company LLP performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested. The financial statements for the Diamond Hill Focus Fund and Diamond Hill Small Cap Fund incorporated by reference herein were audited by McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145.

DISTRIBUTOR

     Diamond Hill Securities, Inc. ("DHS"), 1105 Schrock Road, Suite 437, Columbus, Ohio 43229, is the exclusive agent for distribution of shares of each Fund. The Distributor is obligated to sell shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

     The financial statements and independent accountants' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Annual Report to Shareholders of the Diamond Hill Focus Fund and Diamond Hill Small Cap Fund for the fiscal year ended February 28, 2001. The Funds will provide the Annual Report without charge at written request or request by telephone.

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